Derivative Instruments - Summary of Interest Rate Swap Positions (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Minimum [Member]
LIBOR-Based Debt:
Margin on variable-rate debt	0.30%
Maximum [Member]
LIBOR-Based Debt:
Margin on variable-rate debt	2.00%
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Notional Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value / Carrying Amount of Asset (Liability)	$ (891)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	3 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Notional Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value / Carrying Amount of Asset (Liability)	$ (2,788)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	4 years 2 months 12 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	1.46%
U.S. Dollar-denominated interest rate swap 3 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Notional Amount	$ 150,000
U.S. Dollar-denominated interest rate swap, Fair Value / Carrying Amount of Asset (Liability)	$ (4,220)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	4 years 6 months
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	1.55%
U.S. Dollar-denominated interest rate swap 4 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Notional Amount	$ 50,000
U.S. Dollar-denominated interest rate swap, Fair Value / Carrying Amount of Asset (Liability)	$ (526)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	4 years 6 months
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	1.16%